Intangible Assets - Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 12,489	$ 12,373	$ 10,262	$ 9,918
Mortgage servicing rights	3,377	3,755	$ 2,953	$ 2,210
Total	18,573	19,528
Merchant processing contracts
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles	124	155
Core deposit benefits
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles	2,134	2,706
Trust relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles	41	50
Other identified intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles	$ 408	$ 489